Prepaid expenses and other current assets (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Prepaid expenses and other current assets [Abstract]
Prepaid production costs	$ 353,527	$ 93,100
Prepaid royalties	65,000	20,000
Prepaid license fees	33,866	37,549
Prepaid insurance	84,497	45,385
Prepaid investor relations fees		45,000
Prepaid media expenses	28,658
Prepaid expenses - other	37,892	21,129
Prepaid expenses and other current assets	$ 603,440	$ 262,163	$ 46,370